Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2017	2018
	RMB	RMB
Accrued payroll and welfare	30,207	83,925
Product warranty	8,431	55,599
Deferred revenue	17,876	41,863
Accrued expenses	3,943	6,107
Other tax payable	6,569	4,727
Accrued professional fee	13,268	3,945
Other current liabilities	13,504	17,809
Total	93,798	213,975

Product warranty activities were as follows:

Product Warranty
RMB
Balance as of January 1, 2016	4,275
Provided during the year	14,153
Utilized during the year	(13,558)
Balance at December 31, 2016	4,870
Provided during the year	23,093
Utilized during the year	(19,532)
Balance at December 31, 2017	8,431
Provided during the year	68,866
Utilized during the year	(21,698)
Balance at December 31, 2018	55,599

The warranty costs recorded in cost of revenue were RMB14,153, RMB23,093 and RMB68,866 during the years ended December 31, 2016, 2017 and 2018, respectively. During the year ended December 31, 2018, the Group recorded a one-off additional warranty charge due to an irregular quality matter relating to a specific batch of products as noted by its customer.